Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or Loss [Abstract]
Revenues	$ 451
Cost of service	(448)
Gross profit	3
Research and development expenses	(98)	(31)	(30)
Sales and Marketing expenses	(487)
General and administrative expenses	(1,590)	(734)	(850)
Operating loss	(2,172)	(765)	(880)
Change in fair value of financial instruments	926		1,054
Change in fair value of marketable securities	167	(1,022)	(1,531)
Other finance income	34	41	36
Other finance expenses	(112)	(36)	(27)
Finance income (expenses), net	1,015	(1,017)	(468)
Loss before income taxes	(1,157)	(1,782)	(1,348)
Income taxes benefit	130
Total comprehensive loss for the year	$ (1,027)	$ (1,782)	$ (1,348)
Basic loss per share (in U.S. dollars): (in Dollars per share)	$ (0.002)	$ (0.003)	$ (0.002)
Diluted loss per share (in U.S. dollars): (in Dollars per share)	$ (0.003)	$ (0.003)	$ (0.002)
Weighted average number of issued ordinary shares (in Shares)	673,044,737	544,906,149	544,906,149
Diluted weighted average number of ordinary shares (in Shares)	704,163,099	544,906,149	544,909,149